ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS	6 Months Ended
Dec. 31, 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

NOTE 18. ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

In May and June 2020, the Company consummated two offerings. In connection with the offering, the Company issued to the investors warrants to purchase an aggregate of 911,112 Class A ordinary shares at an exercise price of $2.25 per Class A ordinary share, which was amended to $1.25 per Class A ordinary share on the second offering on June 30, 2020. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on May 26, 2020 and expire on November 25, 2025. The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $1,689,389. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.40%), (2) expected warrant life of 5.5 years, (3) expected volatility of 99.50%, and (4) expected dividend yield of 0. As of June 30, 2021, all warrants were exercised and all the underlying shares were issued.

In June 2020, the Company issued to the investors warrants to purchase an aggregate of 1,680,000 Class A ordinary shares at an exercise price of $1.25 per Class A ordinary share. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on June 30, 2020 and expire on December 30, 2025. The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $1,639,333. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.35%), (2) expected warrant life of 5.5 years, (3) expected volatility of 104.26%, and (4) expected dividend yield of 0. As of June 30, 2021, all warrants were exercised.

In June 2021, the Company issued to some institutional investors warrants to purchase an aggregate of up to 8,814,102 Class A Ordinary Shares. The warrants are subject to deemed-liquidation redemption features and are therefore classified as a liability in accordance with FASB ASC 480. The warrant liability is re-valued at each reporting period with the change in fair value recorded through earnings. The Company established the initial fair value of the warrants at $34,860,000. As of June 30, 2021, the fair value of the warrant liability was $29,520,000. During the period from June 14, 2021 (date of initial measurement) through June 30, 2021, there was change in fair value of warrant liability in an aggregate amount of $5,340,000 recorded as a part of offset to the Company’s net loss for the year. As of December 31, 2021, the fair value of the warrant liability was $6,640,000 (¥42,239,816). During the six months ended December 31, 2021, there was change in fair value of warrant liability in an aggregate amount of $22,880,000 recorded as a part of offset to the Company’s net loss from operations for the six months ended December 31, 2021.

The key inputs into the Black-Scholes model were as follows at their measurement dates:

					June 14, 2021
	December 31,		June 30,		(Initial
Input	2021		2021		measurement)
Stock price	1.31		$4.33		5.01
Risk-free interest rate	1.25%		0.95%		0.90%
Volatility	109%		111%		111%
Exercise price	6.24		6.24		6.24
Warrant life	5.0	years	5.5	years	5.5	years

The following table presents information about the Company’s warrants that were measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$29,520,000	$—	$—	$29,520,000

		Quoted Prices In	Significant Other	Significant Other
	December 31,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$6,640,000	$—	$—	$6,640,000

The following table summarizes the Company’s Warrants activities and status of Warrants at December 31, 2021:

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants	Per Share	(Years)
Outstanding as of June 30, 2020	2,591,112	$1.25	5.5
Issued	8,814,102	6.24
Forfeited	—	—
Exercised	(2,591,112)	1.25
Expired	—	—
Outstanding as of June 30, 2021	8,814,102	$6.24	5.46
Issued	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of December 31, 2021	8,814,102	$6.24	4.96